Other Post-Employment Benefits - Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Income Loss Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Net interest cost	$ 17.2	$ 11.6
Post-employment benefit expense in profit or loss, defined benefit plans	16.7	12.0
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Current service cost	3.0	4.0
Past service cost	3.8	0.0
Net interest cost	9.9	8.0
Post-employment benefit expense in profit or loss, defined benefit plans	16.7	12.0
Other Post Employment Benefits [Member] | Administrative and Selling Expense [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	0.8	0.4
Other Post Employment Benefits [Member] | Interest on Pension Liability [Member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	9.9	8.0
Other Post Employment Benefits [Member] | Cost of sales [member]
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	$ 6.0	$ 3.6